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
MASSACHUSETTS INVESTORS GROWTH STOCK FUND                   MFS(R) LIFETIME(R) 2020 FUND
MASSACHUSETTS INVESTORS TRUST                               MFS(R) LIFETIME(R) 2030 FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND                    MFS(R) LIFETIME(R) 2040 FUND
MFS(R) BOND FUND                                            MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
MFS(R) CAPITAL OPPORTUNITIES FUND                           MFS(R) LIMITED MATURITY FUND
MFS(R) CASH RESERVE FUND                                    MFS(R) MID CAP GROWTH FUND
MFS(R) CONSERVATIVE ALLOCATION FUND                         MFS(R) MID CAP VALUE FUND
MFS(R) CORE EQUITY FUND                                     MFS(R) MODERATE ALLOCATION FUND
MFS(R) CORE GROWTH FUND                                     MFS(R) MONEY MARKET FUND
MFS(R) EMERGING GROWTH FUND                                 MFS(R) MUNICIPAL BOND FUND
MFS(R) EMERGING MARKETS DEBT FUND                           MFS(R) MUNICIPAL HIGH INCOME FUND
MFS(R) EMERGING MARKETS EQUITY FUND                         MFS(R) MUNICIPAL INCOME FUND
MFS(R) FLOATING RATE HIGH INCOME FUND                       MFS(R) MUNICIPAL LIMITED MATURITY FUND
MFS(R) GLOBAL EQUITY FUND                                   MFS(R) NEW DISCOVERY FUND
MFS(R) GLOBAL GROWTH FUND                                   MFS(R) NEW ENDEAVOR FUND
MFS(R) GLOBAL TOTAL RETURN FUND                             MFS(R) RESEARCH BOND FUND
MFS(R) GOVERNMENT LIMITED MATURITY FUND                     MFS(R) RESEARCH BOND FUND J
MFS(R) GOVERNMENT MONEY MARKET FUND                         MFS(R) RESEARCH FUND
MFS(R) GOVERNMENT SECURITIES FUND                           MFS(R) RESEARCH INTERNATIONAL FUND
MFS(R) GROWTH ALLOCATION FUND                               MFS(R) STRATEGIC GROWTH FUND
MFS(R) GROWTH OPPORTUNITIES FUND                            MFS(R) STRATEGIC INCOME FUND
MFS(R) HIGH INCOME FUND                                     MFS(R) STRATEGIC VALUE FUND
MFS(R) HIGH YIELD OPPORTUNITIES FUND                        MFS(R) TECHNOLOGY FUND
MFS(R) INFLATION-ADJUSTED BOND FUND                         MFS(R) TOTAL RETURN FUND
MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND              MFS(R) UNION STANDARD EQUITY FUND
MFS(R) INTERNATIONAL DIVERSIFICATION FUND                   MFS(R) UTILITIES FUND
MFS(R) INTERNATIONAL GROWTH FUND                            MFS(R) VALUE FUND
MFS(R) INTERNATIONAL NEW DISCOVERY FUND                     MFS(R) MUNICIPAL STATE FUNDS:
MFS(R) INTERNATIONAL VALUE FUND                               AL, AR, CA, FL, GA, MD, MA, MS, NY,
MFS(R) LIFETIME(R) 2010 FUND                                     NC, PA, SC, TN, VA, WV

                      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION - PART II

Effective immediately, the following is added to section B "Other Plan Waivers" under Category 1
"Waivers for plans for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping services ("MFS Serviced Plans")" in Appendix A to Part II of the SAI:

   ---------------------------------------------------------------------------------------------
                                                                      Sales Charge Waived*
   ---------------------------------------------------------------------------------------------
                                                          Class A    Class A Class B  Class C
                                                          FESL       CDSC    CDSC     CDSC
   ---------------------------------------------------------------------------------------------
   o All MFS Serviced Plans.                              |X|                         |X|
   ---------------------------------------------------------------------------------------------


                             THE DATE OF THIS SUPPLEMENT IS OCTOBER 1, 2005
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